Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plans
Defined benefit plan contributions	¥ 168,688	¥ 253,561	¥ 120,521